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BBH Partner Fund - Select Short Term Assets
BBH PARTNER FUND – SELECT SHORT TERM ASSETS SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Partner Fund – Select Short Term Assets (the “Fund”) is to provide income balanced with low price volatility.
FEES AND EXPENSES OF THE FUND
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Partner Fund - Select Short Term Assets BBH Partner Fund - Select Short Term Assets
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	0.36%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Year
BBH Partner Fund - Select Short Term Assets | BBH Partner Fund - Select Short Term Assets | USD ($)	37	116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. This information has not been provided because the Fund has not yet commenced investment operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable performing fixed income instruments. The Fund is not a money market fund. The Fund invests primarily in securities rated A/A and equivalent or better by a nationally recognized statistical rating organization (“NRSROs”). These investments will be primarily focused in asset-backed securities (“ABS”), notes and bonds issued by domestic and foreign corporations, including those located in emerging markets, and financial institutions and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Typically, the duration of the Fund will be less than eighteen months. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates. The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, commercial paper, derivative instruments, including futures, swaps and options and private placement securities, including Rule 144A and Regulation S securities, to meet its investment objective. While the assets of the Fund will be primarily invested in securities denominated in U.S. dollars, some investments may be denominated in other currencies. Though the Fund primarily invests in securities rated A/A and equivalent or better, it may invest in lower-rated securities when the investment adviser believes that the additional income from these securities justifies the higher risk.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Issuer Risk:

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For ABS and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in securities rated below A/A and equivalent.

Asset-Backed Securities Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e. when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the NAV of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Regulation S Securities Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.The risks of investing in foreign securities are heightened in emerging markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Leverage Risk:

Leverage can result from borrowing or from an investment in reverse repurchase agreements and, in some cases, derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Market Risk:

Market risks, including political, regulatory, economic and social developments, can result in market volatility and can affect the value of the fund’s investments. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

LIBOR Discontinuance Risk:

By the end of 2021, the London InterBank Offered Rate (“LIBOR”), the rate at which banks obtain short-term borrowings from each other in the London interbank market, is expected to be phased out and would no longer be available or deemed an appropriate reference rate upon which to determine the interest rate of certain loans, notes, derivatives and other instruments or investments in the Fund’s portfolio. While the effect of the transition to another reference rate cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

FUND PERFORMANCE

FUND PERFORMANCE
Performance information is not provided because the Fund had not yet commenced investment operations as of the date of this Prospectus.